Shareholder Report	12 Months Ended	15 Months Ended	84 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity Small Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Index Fund
Class Name	Fidelity® Small Cap Value Index Fund
Trading Symbol	FISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Index Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Index Fund	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 127% and contributed most to the fund's performance for the fiscal year. Financials, which gained approximately 28%, also helped, benefiting from the banks industry (+33%), as did health care, which advanced approximately 79%, lifted by the pharmaceuticals, biotechnology & life sciences industry (+112%). The industrials sector rose approximately 38%, while energy gained about 50% and consumer discretionary advanced roughly 26%. Other contributors included the real estate (+26%), materials (+49%), communication services (+63%), utilities (+15%) and consumer staples (+16%) sectors.
•Turning to individual stocks, the top contributor was TTM Technologies (+367%), from the technology hardware & equipment category. Within the same group, Viasat gained 513% and boosted the fund. Hut 8 (+530%) and Cipher Digital (+439%), within the software & services industry, boosted the fund. Lastly, EchoStar (+251%), from the media & entertainment category, also lifted the fund.
•In contrast, the biggest detractor was Aebi Schmidt Holding (+13%), from the capital goods category. In commercial & professional services, Alight (-90%) hurt the fund. Everforth (-66%), from the software & services industry, hurt the fund's performance. Prestige Consumer Healthcare (-41%), from the pharmaceuticals, biotechnology & life sciences category, hurt the fund. Lastly, Group 1 Automotive (-33%), from the consumer discretionary distribution & retail group, also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2026. Initial investment of $10,000. Fidelity® Small Cap Value Index Fund $10,000 $8,311 $14,387 $12,042 $12,781 $14,165 $14,979 $21,408 Russell 2000® Value Index $10,000 $8,323 $14,423 $12,075 $12,800 $14,195 $14,980 $21,423 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 $21,931 $26,933 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Small Cap Value Index Fund 42.93% 8.27% 11.53% Russell 2000® Value Index 43.01% 8.23% 11.54% Russell 3000® Index 22.81% 12.30% 15.26% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,184,338,737	$ 2,184,338,737	$ 2,184,338,737
Holdings Count | shares	1,417	1,417	1,417
Advisory Fees Paid, Amount	$ 860,785
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$2,184,338,737
Number of Holdings	1,417
Total Advisory Fee	$860,785
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.5 Industrials 12.6 Health Care 11.1 Consumer Discretionary 10.3 Real Estate 9.5 Information Technology 7.6 Energy 6.4 Utilities 5.3 Materials 3.8 Communication Services 2.6 Consumer Staples 2.3 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 96.0 Canada 1.0 Switzerland 0.7 Puerto Rico 0.4 Cameroon 0.3 Monaco 0.3 Bermuda 0.3 Brazil 0.2 Norway 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.0 Canada - 1.0 Switzerland - 0.7 Puerto Rico - 0.4 Cameroon - 0.3 Monaco - 0.3 Bermuda - 0.3 Brazil - 0.2 Norway - 0.2 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Viasat Inc 0.8 Cytokinetics Inc 0.7 UMB Financial Corp 0.7 CareTrust REIT Inc 0.7 Terex Corp 0.6 Old National Bancorp/IN 0.6 JBT Marel Corp 0.6 Lumen Technologies Inc 0.6 Macerich Co/The 0.5 Terreno Realty Corp 0.5 6.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Small Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Index Fund
Class Name	Fidelity® Small Cap Growth Index Fund
Trading Symbol	FECGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Index Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Index Fund	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, health care gained about 55% and contributed most to the fund's performance for the fiscal year, driven by the pharmaceuticals, biotechnology & life sciences industry (+91%). Industrials, which gained roughly 56%, also helped, benefiting from the capital goods industry (+76%), as did information technology, which advanced roughly 43%. The financials sector rose roughly 11%, while materials gained 36% and energy advanced approximately 36%. Other contributors included the real estate (+43%), consumer discretionary (+8%), communication services (+16%) and consumer staples (+3%) sectors.
•Conversely, utilities returned approximately -1% and detracted most.
•Turning to individual stocks, the biggest contributor was Bloom Energy (+948%), from the capital goods group. Within the same group, Sterling Infrastructure (+247%) contributed. In semiconductors & semiconductor equipment, Credo Technology (+157%) and SiTime (+214%) lifted the fund. Lastly, Guardant Health, within the health care equipment & services industry, gained approximately 186% and also boosted the fund.
•In contrast, the biggest detractor was AeroVironment (-52%), from the capital goods category. Within the same category, NuScale Power (-75%) and Archer Aviation (-55%) hurt. Verra Mobility (-83%), from the commercial & professional services industry, hurt. Lastly, Shake Shack (-60%), from the consumer services category, also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2026. Initial investment of $10,000. Fidelity® Small Cap Growth Index Fund $10,000 $10,359 $15,675 $10,451 $12,413 $13,562 $14,891 $20,673 Russell 2000® Growth Index $10,000 $10,369 $15,695 $10,448 $12,384 $13,516 $14,830 $20,576 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 $21,931 $26,933 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Small Cap Growth Index Fund 38.83% 5.69% 10.97% Russell 2000® Growth Index 38.74% 5.57% 10.90% Russell 3000® Index 22.81% 12.30% 15.26% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,563,919,659	$ 1,563,919,659	$ 1,563,919,659
Holdings Count | shares	1,120	1,120	1,120
Advisory Fees Paid, Amount	$ 582,156
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,563,919,659
Number of Holdings	1,120
Total Advisory Fee	$582,156
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 28.3 Information Technology 20.9 Industrials 17.0 Financials 9.3 Consumer Discretionary 8.5 Energy 5.0 Materials 4.4 Real Estate 2.3 Communication Services 2.3 Consumer Staples 1.6 Utilities 0.3 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 96.4 Canada 1.4 Singapore 0.5 Puerto Rico 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.2 Norway 0.2 Bahamas (Nassau) 0.2 Costa Rica 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Canada - 1.4 Singapore - 0.5 Puerto Rico - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.2 Norway - 0.2 Bahamas (Nassau) - 0.2 Costa Rica - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Moog Inc Class A 0.8 BrightSpring Health Services Inc 0.8 MaxLinear Inc 0.8 Argan Inc 0.7 JFrog Ltd 0.7 Krystal Biotech Inc 0.7 ESCO Technologies Inc 0.7 FirstCash Holdings Inc 0.6 D-Wave Quantum Inc 0.6 StoneX Group Inc 0.6 7.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Mid Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Index Fund
Class Name	Fidelity® Mid Cap Value Index Fund
Trading Symbol	FIMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Index Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Index Fund	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained approximately 124% and contributed most to the fund's performance for the fiscal year, driven by the technology hardware & equipment industry (+252%). Industrials, which gained about 27%, also helped, benefiting from the capital goods industry (+32%), as did energy, which advanced roughly 32%. The health care sector rose roughly 27%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+54%), while financials gained 9% and utilities advanced about 19%. Other contributors included the materials (+20%), consumer discretionary (+14%), real estate (+5%) and communication services (+10%) sectors.
•Conversely, consumer staples returned roughly -1% and detracted most. This group was hampered by the household & personal products industry (-12%).
•Turning to individual stocks, the top contributor was Western Digital (+816%), from the technology hardware & equipment group. From the same group, Corning (+324%) and Ciena (+486%) helped. Teradyne (+386%), a stock in the semiconductors & semiconductor equipment industry, lifted the fund. Lastly, Cummins (+113%), a stock in the capital goods industry, also lifted the fund.
•In contrast, the biggest detractor was Coinbase Global (-58%), from the financial services group. Within the same category, Fidelity National Information Services (-51%) hurt the fund. In media & entertainment, Charter Communications returned -65% and hurt. In real estate management & development, CoStar returned approximately -65% and hurt. Lastly, Cognizant Technology Solutions (-49%), from the software & services category, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2026. Initial investment of $10,000. Fidelity® Mid Cap Value Index Fund $10,000 $8,735 $13,349 $12,003 $13,271 $14,858 $16,559 $20,960 Russell Midcap® Value Index $10,000 $8,756 $13,402 $12,062 $13,329 $14,925 $16,647 $21,078 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 $21,931 $26,933 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Mid Cap Value Index Fund 26.58% 9.44% 11.19% Russell Midcap® Value Index 26.62% 9.48% 11.28% Russell 3000® Index 22.81% 12.30% 15.26% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,837,744,331	$ 1,837,744,331	$ 1,837,744,331
Holdings Count | shares	723	723	723
Advisory Fees Paid, Amount	$ 898,513
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,837,744,331
Number of Holdings	723
Total Advisory Fee	$898,513
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.6 Financials 17.0 Information Technology 10.6 Health Care 10.1 Consumer Discretionary 8.4 Real Estate 8.3 Utilities 7.3 Materials 6.5 Energy 6.5 Consumer Staples 5.6 Communication Services 2.7 Common Stocks 100.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.6)% United States 98.7 Canada 0.4 Australia 0.2 United Kingdom 0.2 Bermuda 0.1 Puerto Rico 0.1 Guatemala 0.1 Brazil 0.1 Finland 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.7 Canada - 0.4 Australia - 0.2 United Kingdom - 0.2 Bermuda - 0.1 Puerto Rico - 0.1 Guatemala - 0.1 Brazil - 0.1 Finland - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Warner Bros Discovery Inc 0.7 Phillips 66 0.7 Digital Realty Trust Inc 0.7 Allstate Corp/The 0.7 Hewlett Packard Enterprise Co 0.7 Flex Ltd 0.7 Kinder Morgan Inc 0.6 Realty Income Corp 0.6 Delta Air Lines Inc 0.6 Corteva Inc 0.6 6.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Mid Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Growth Index Fund
Class Name	Fidelity® Mid Cap Growth Index Fund
Trading Symbol	FMDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Growth Index Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Growth Index Fund	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained approximately 36% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+56%). Information technology stocks also helped, gaining about 11% and benefiting from the semiconductors & semiconductor equipment industry (+174%). The energy sector rose approximately 34%. Other contributors included the real estate (+17%), materials (+57%) and health care (+1%) sectors.
•Conversely, financials returned -18% and detracted most. This group was hampered by the financial services industry (-17%). Communication services (-24%), hampered by the media & entertainment industry (-30%), and consumer discretionary (-5%) also hurt. Other detractors included the utilities (-15%) and consumer staples (-10%) sectors.
•Turning to individual stocks, the biggest contributor was Vertiv Holdings (+136%), from the capital goods industry. From the same group, Comfort Systems USA (+266%) and Quanta Services (+82%) helped. Astera Labs (+434%), a stock in the semiconductors & semiconductor equipment industry, contributed. Lastly, in software & services, Datadog gained 94% and also contributed.
•In contrast, the biggest detractor was ROBLOX (-49%), from the media & entertainment group. Within the same industry, Trade Desk (-75%) hurt the fund's performance. Flutter Entertainment, within the consumer services group, returned approximately -64% and hurt the fund's performance. In capital goods, Axon Enterprise (-33%) hurt the fund's performance. Lastly, Gartner, within the software & services industry, returned -68% and also hurt the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 11, 2019 through June 30, 2026. Initial investment of $10,000. Fidelity® Mid Cap Growth Index Fund $10,000 $10,886 $15,643 $11,018 $13,566 $15,601 $19,711 $20,923 Russell Midcap® Growth Index $10,000 $10,946 $15,738 $11,083 $13,647 $15,702 $19,861 $21,087 Russell 3000® Index $10,000 $10,459 $15,078 $12,987 $15,449 $19,021 $21,931 $26,933 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Mid Cap Growth Index Fund 6.15% 5.99% 11.16% Russell Midcap® Growth Index 6.17% 6.03% 11.29% Russell 3000® Index 22.81% 12.30% 15.26% A From July 11, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jul. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,882,435,591	$ 3,882,435,591	$ 3,882,435,591
Holdings Count | shares	271	271	271
Advisory Fees Paid, Amount	$ 1,761,511
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,882,435,591
Number of Holdings	271
Total Advisory Fee	$1,761,511
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Industrials 21.9 Health Care 12.6 Consumer Discretionary 11.6 Communication Services 5.7 Financials 4.5 Energy 3.9 Utilities 2.6 Real Estate 2.2 Consumer Staples 2.0 Materials 1.7 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 96.2 Australia 1.1 Korea (South) 0.6 Thailand 0.6 Canada 0.5 Denmark 0.3 United Kingdom 0.3 Japan 0.2 Switzerland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.2 Australia - 1.1 Korea (South) - 0.6 Thailand - 0.6 Canada - 0.5 Denmark - 0.3 United Kingdom - 0.3 Japan - 0.2 Switzerland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Datadog Inc Class A 2.4 Snowflake Inc 2.4 Cloudflare Inc Class A 2.2 Teradyne Inc 2.1 Astera Labs Inc 2.0 Simon Property Group Inc 2.0 Comfort Systems USA Inc 1.9 Robinhood Markets Inc Class A 1.8 Lumentum Holdings Inc 1.7 Targa Resources Corp 1.6 20.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Enhanced Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Enhanced Municipal Income Fund
Class Name	Fidelity® SAI Enhanced Municipal Income Fund
Trading Symbol	FENCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Enhanced Municipal Income Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Municipal Income Fund	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt bonds achieved a strong gain for the 12 months ending June 30, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive starting yields, three policy interest-rate cuts by the Federal Reserve in late 2025, and robust investor demand for the asset class that more than offset record supply of new municipal issuance.
•Against this backdrop, the fund's outsized exposure to airport bonds subject to the alternative minimum tax and prepaid gas municipals contributed to performance versus the Bloomberg Municipal Bond Index.
•Issue selection in the housing sector helped as well.
•Our ability to source liquidity via primary market participation and transaction-cost-aware secondary-market trading also proved advantageous.
•In contrast, the fund's yield-curve positioning detracted as the municipal curve flattened during the latter half of the reporting period.
•An overweight in high-quality, tax-exempt debt, along with picks in the hospital and health care sectors, hurt as well.
•Pricing factors further pressured the fund's relative result. Holdings within the portfolio are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. In contrast securities within the benchmark, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 18, 2025 through June 30, 2026. Initial investment of $10,000. Fidelity® SAI Enhanced Municipal Income Fund $10,000 $9,973 Bloomberg Municipal Bond Index $10,000 $9,945 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Enhanced Municipal Income Fund 6.96% 5.16% Bloomberg Municipal Bond Index 7.03% 4.98% A From March 18, 2025 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Mar. 18, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,545,935,323	$ 1,545,935,323	$ 1,545,935,323
Holdings Count | shares	2,447	2,447	2,447
Advisory Fees Paid, Amount	$ 1,851,340
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$1,545,935,323
Number of Holdings	2,447
Total Advisory Fee	$1,851,340
Portfolio Turnover	23%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 33.1 Transportation 12.9 Health Care 11.9 Special Tax 10.6 Housing 6.7 Water & Sewer 6.1 Others(Individually Less Than 5%) 8.1 89.4 AAA 10.1 AA 52.6 A 25.3 BBB 1.1 Not Rated 0.3 Equities 4.8 Short-Term Investments and Net Other Assets (Liabilities) 5.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 10.1 AA - 52.6 A - 25.3 BBB - 1.1 Not Rated - 0.3 Equities - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 5.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 9.9 New York 9.0 California 6.6 Florida 6.2 Alabama 6.0